Related Parties	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTIES
NOTE 13:-	RELATED PARTIES

Through February 2016, several management members also provided services to the Company as service providers. As of December 31, 2021 and 2020, the Company has recorded a provision for severance pay liability for such service providers in the amounts of $199 and $193, respectively. These amounts are included in “Other Liabilities”.

In July 2019, the Company entered into a master service agreement with a third-party provider (the “Provider”) to conduct a portion of a phase 3 clinical trial in Eastern Europe. One of the Company’s directors serves as a director and shareholder in the Provider. During the years ended December 31, 2021 and 2020, and following the agreement with the Provider, the Company recognized research and development expenses in the total amount of $3,748 and $717, respectively.

On December 30, 2021, the Board of Directors has appointed Dikla Czaczkes Akselbrad, currently the Company’s Executive Vice President and Chief Financial Officer, as the Company’s Chief Executive Officer (“CEO”), effective July 1, 2022, replacing Amir Weisberg after 11 years.